EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited)

CORPORATE BONDS - 51.4%	Coupon	Maturity	Par Value	Value
Communications - 5.2%
Discovery Communications, LLC	2.950%	03/20/23	$ 900,000	$ 947,725
Discovery Communications, LLC	3.800%	03/13/24	2,085,000	2,269,320
Verizon Communications, Inc. (3MO LIBOR + 100) (a)	1.237%	03/16/22	2,100,000	2,127,339
				5,344,384
Consumer Discretionary - 3.8%
AutoZone, Inc.	3.700%	04/15/22	2,250,000	2,337,019
Silversea Cruise Finance Ltd., 144A	7.250%	02/01/25	1,600,000	1,610,480
				3,947,499
Consumer Staples - 6.0%
Honeywell International, Inc.	0.483%	08/19/22	1,125,000	1,126,698
Kroger Company (The)	3.850%	08/01/23	1,000,000	1,083,324
Mead Johnson Nutrition Company	3.000%	11/15/20	1,596,000	1,597,411
Mondelēz International, Inc., 144A	2.000%	10/28/21	2,290,000	2,323,104
				6,130,537
Energy - 1.1%
CONSOL Energy, Inc., 144A	11.000%	11/15/25	2,000,000	1,085,420

Financials - 15.8%
American International Group, Inc.	3.300%	03/01/21	1,700,000	1,712,534
Bank of America Corporation (b)	6.250%	03/05/65	2,000,000	2,182,103
CNG Holdings, Inc., 144A	12.500%	06/15/24	2,700,000	2,376,000
Goldman Sachs Group, Inc. (The) (3MO LIBOR + 75) (a)	1.006%	02/23/23	500,000	502,328
Goldman Sachs Group, Inc. (The) (3MO LIBOR + 100) (a)	1.215%	07/24/23	2,500,000	2,521,078
Pershing Square Holdings Ltd., 144A	5.500%	07/15/22	2,500,000	2,639,450
Round Up Ventures, L.P. (c) (d) (e)	15.000%	03/06/25	2,250,253	2,264,810
Wells Fargo & Company	3.750%	01/24/24	1,895,000	2,057,145
				16,255,448
Health Care - 3.3%
Becton, Dickinson and Company (3MO LIBOR + 103) (a)	1.280%	06/06/22	2,615,000	2,636,033
Becton, Dickinson and Company	2.894%	06/06/22	775,000	801,681
				3,437,714
Industrials - 4.9%
General Electric Company (3MO LIBOR + 100) (a)	1.250%	03/15/23	1,000,000	1,001,519
Penske Truck Leasing Company, L.P., 144A	4.125%	08/01/23	1,130,000	1,226,471

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 51.4% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 4.9% (Continued)
Roper Technologies, Inc.	2.800%	12/15/21	$ 2,700,000	$ 2,766,412
				4,994,402
Materials - 8.8%
Avnet, Inc.	3.750%	12/01/21	2,600,000	2,669,324
Ball Corporation	5.000%	03/15/22	1,672,000	1,741,472
DowDuPont, Inc.	3.766%	11/15/20	945,000	946,068
DowDuPont, Inc.	4.493%	11/15/25	1,345,000	1,552,595
Steel Dynamics, Inc.	2.800%	12/15/24	2,000,000	2,122,152
				9,031,611
Utilities - 2.5%
Southern Company (The)	2.350%	07/01/21	2,495,000	2,523,264

Total Corporate Bonds (Cost $52,433,436)				$ 52,750,279

CONVERTIBLE BONDS - 9.4%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 1.9%
Patrick Industries, Inc.	1.000%	02/01/23	$ 2,000,000	$ 1,947,614

Financials - 4.4%
Ares Capital Corporation	3.750%	02/01/22	2,000,000	2,011,000
Redwood Trust, Inc.	4.750%	08/15/23	2,700,000	2,474,882
				4,485,882
Technology - 3.1%
Palo Alto Networks, Inc.	0.750%	07/01/23	3,000,000	3,216,408

Total Convertible Bonds (Cost $9,293,408)				$ 9,649,904

BANK DEBT - 1.2%	Coupon	Maturity	Par Value	Value
Financials - 0.7%
NCP Finance Ltd. Partnership Sr. Revolving Loan (1MO LIBOR + 400) (a) (c) (e)	4.149%	12/21/20	$ 18,456	$ 18,456
NCP Finance Ltd. Partnership Sr. Term Loan (1MO LIBOR + 400) (a) (c) (e)	4.149%	12/21/20	738,462	739,222
				757,678

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)

BANK DEBT - 1.2% (Continued)	Coupon	Maturity	Par Value	Value
Materials - 0.5%
Ball Metalpack, LLC (1MO LIBOR + 450) (a)	4.756%	07/26/25	$ 488,750	$ 466,756

Total Bank Debt (Cost $1,243,224)				$ 1,224,434

COMMON STOCKS - 3.2%			Shares	Value
Financials - 2.8%
Capital One Financial Corporation			9,904	$ 723,784
Hartford Financial Services Group, Inc. (The)			41,269	1,589,682
Lincoln National Corporation			15,673	550,122
				2,863,588
Industrials - 0.4%
Air Industries Group (f)			327,171	431,866

Total Common Stocks (Cost $1,788,524)				$ 3,295,454

WARRANTS - 0.0% (g)			Shares	Value
Financials - 0.0% (g)
American International Group, Inc., $42.4151, expires 01/19/21 (f)			26,500	$ 6,148

Materials - 0.0% (g)
American Zinc Recycling, LLC, $630.227, expires 09/30/22 (c) (e) (f)			965	10

Total Warrants (Cost $1,803,660)				$ 6,158

COMMERCIAL PAPER - 23.4% (h)			Par Value	Value
Barclays Bank plc, 0.14%, due 11/12/20			$ 3,000,000	$ 2,999,872
ConocoPhillips, 0.13%, due 11/09/20			3,000,000	2,999,913
Exxon Mobil Corporation, 0.09%, due 11/23/20			3,000,000	2,999,835
Koch Industries, Inc., 0.12%, due 12/07/20			3,000,000	2,999,640
Roche Holdings, Inc., 0.08%, due 11/09/20			3,000,000	2,999,947
Societe Generale S.A., 0.13%, due 11/13/20			3,000,000	2,999,870
Southern California Edison Company, 0.30%, due 11/02/20			3,000,000	2,999,975
VW Credit, Inc., 0.16%, due 11/16/20			3,000,000	2,999,800
Total Commercial Paper (Cost $23,998,852)				$ 23,998,852

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 10.8%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.01% (i) (Cost $11,132,091)	11,132,091	$ 11,132,091

Total Investments at Value - 99.4% (Cost $101,693,195)		$ 102,057,172

Other Assets in Excess of Liabilities - 0.6%		671,862

Net Assets - 100.0%		$ 102,729,034

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $11,260,925 as of October 31, 2020, representing 11.0% of net assets.
LIBOR -	London Interbank Offered Rate.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of October 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	Security has a perpetual maturity date.
(c)	Illiquid security. The total fair value of these securities as of October 31, 2020 was $3,022,498, representing 2.9% of net assets.
(d)	Payment-in-kind bond. The rate shown is the coupon rate of 11.0% and the payment in kind rate of 4.0%.
(e)	Security has been fair valued using significant unobservable inputs in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of such securities is $3,022,498 as of October 31, 2020, representing 2.9% of net assets.
(f)	Non-income producing security.
(g)	Percentage rounds to less than 0.1%.
(h)	The rate shown is the annualized yield at the time of purchase, not a coupon rate.
(i)	The rate shown is the 7-day effective yield as of October 31, 2020.

See accompanying notes to Schedules of Investments.

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS
October 31, 2020 (Unaudited)

CORPORATE BONDS - 58.2%	Coupon	Maturity	Par Value	Value
Communications - 2.8%
Discovery Communications, LLC	3.300%	05/15/22	$ 1,161,000	$ 1,193,763
Verizon Communications, Inc. (3MO LIBOR + 100) (a)	1.237%	03/16/22	5,000,000	5,065,093
				6,258,856
Consumer Discretionary - 3.7%
AutoZone, Inc.	2.500%	04/15/21	1,609,000	1,621,891
Marriott International, Inc.	2.300%	01/15/22	2,000,000	2,023,971
Silversea Cruise Finance Ltd., 144A	7.250%	02/01/25	4,500,000	4,529,475
				8,175,337
Consumer Staples - 7.4%
Keurig Dr Pepper, Inc.	3.551%	05/25/21	5,000,000	5,089,518
Kroger Company (The)	2.950%	11/01/21	5,206,000	5,327,610
Mondelēz International, Inc., 144A	2.000%	10/28/21	5,995,000	6,081,663
				16,498,791
Energy - 0.9%
CONSOL Energy, Inc., 144A	11.000%	11/15/25	3,700,000	2,008,027

Financials - 21.0%
American International Group, Inc.	6.400%	12/15/20	3,232,000	3,254,559
American International Group, Inc.	3.300%	03/01/21	1,000,000	1,007,373
Bank of America Corporation (b)	6.250%	03/05/65	4,000,000	4,364,206
Bank of the Ozarks, Inc. (U.S. Treasury Note, 1.625%, 05/26 + 393.5) (a)	5.500%	07/01/26	4,792,000	4,863,113
Barclays Bank plc (3MO LIBOR + 211) (a)	2.353%	08/10/21	2,684,000	2,722,969
Citigroup, Inc.	2.900%	12/08/21	2,220,000	2,276,605
CNG Holdings, Inc., 144A	12.500%	06/15/24	6,300,000	5,544,000
Goldman Sachs Group, Inc. (The) (3MO LIBOR + 75) (a)	1.006%	02/23/23	500,000	502,328
Goldman Sachs Group, Inc. (The) (3MO LIBOR + 100) (a)	1.215%	07/24/23	5,500,000	5,546,372
JPMorgan Chase & Company	2.700%	05/15/23	3,000,000	3,161,146
Morgan Stanley	4.875%	11/01/22	3,100,000	3,352,531
Pershing Square Holdings Ltd., 144A	5.500%	07/15/22	5,000,000	5,278,900
Round Up Ventures, L.P. (c) (d) (e)	15.000%	03/06/25	4,909,643	4,941,403
				46,815,505
Health Care - 2.6%
Becton, Dickinson and Company (3MO LIBOR + 103) (a)	1.280%	06/06/22	5,825,000	5,871,852

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 58.2% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 8.6%
Caterpillar, Inc.	2.600%	06/26/22	$ 2,691,000	$ 2,775,711
General Electric Company (3MO LIBOR + 100) (a)	1.250%	03/15/23	5,000,000	5,007,597
Penske Truck Leasing Company, L.P., 144A	2.700%	03/14/23	5,000,000	5,218,913
Penske Truck Leasing Company, L.P., 144A	4.125%	08/01/23	1,000,000	1,085,372
Roper Technologies, Inc.	2.800%	12/15/21	4,903,000	5,023,600
				19,111,193
Materials - 9.0%
Ball Corporation	5.000%	03/15/22	2,772,000	2,887,177
Cabot Corporation	3.700%	07/15/22	3,980,000	4,132,657
DowDuPont, Inc.	3.766%	11/15/20	6,000,000	6,006,780
Sherwin-Williams Company (The)	4.200%	01/15/22	5,250,000	5,437,452
Steel Dynamics, Inc.	2.800%	12/15/24	1,575,000	1,671,194
				20,135,260
Utilities - 2.2%
Duke Energy Corporation (3MO LIBOR + 25) (a)	0.484%	11/26/21	3,000,000	3,003,608
Southern Company (The)	2.350%	07/01/21	2,000,000	2,022,657
				5,026,265

Total Corporate Bonds (Cost $129,680,172)				$ 129,901,086

BANK DEBT - 0.6%	Coupon	Maturity	Par Value	Value
Financials - 0.6%
NCP Finance Ltd. Partnership Sr. Revolving Loan (1MO LIBOR + 400) (a) (c) (e)	4.149%	12/21/20	$ 30,760	$ 30,760
NCP Finance Ltd. Partnership Sr. Term Loan (1MO LIBOR + 400) (a) (c) (e)	4.149%	12/21/20	1,230,769	1,232,036
Total Bank Debt (Cost $1,261,530)				$ 1,262,796

COMMERCIAL PAPER - 20.1% (f)			Par Value	Value
Barclays Bank plc, 0.14%, due 11/12/20			$ 3,000,000	$ 2,999,872
Cigna Corporation, 0.22%, due 11/02/20			6,000,000	5,999,963
ConocoPhillips, 0.13%, due 11/09/20			6,000,000	5,999,827
Koch Industries, Inc., 0.12%, due 12/07/20			6,000,000	5,999,280

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMERCIAL PAPER - 20.1% (f) (Continued)	Par Value	Value
Roche Holdings, Inc., 0.08%, due 11/09/20	$ 6,000,000	$ 5,999,893
Societe Generale S.A., 0.13%, due 11/13/20	6,000,000	5,999,740
Southern California Edison Company, 0.30%, due 11/02/20	6,000,000	5,999,950
VW Credit, Inc., 0.16%, due 11/16/20	6,000,000	5,999,600
Total Commercial Paper (Cost $44,998,125)		$ 44,998,125

MONEY MARKET FUNDS - 20.2%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.01% (g) (Cost $45,201,021)	45,201,021	$ 45,201,021

Total Investments at Value - 99.1% (Cost $221,140,848)		$ 221,363,028

Other Assets in Excess of Liabilities - 0.9%		2,029,298

Net Assets - 100.0%		$ 223,392,326

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $29,746,350 as of October 31, 2020, representing 13.3% of net assets.
LIBOR -	London Interbank Offered Rate.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of October 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	Security has a perpetual maturity date.
(c)	Illiquid security. The total fair value of these securities as of October 31, 2020 was $6,204,199, representing 2.8% of net assets.
(d)	Payment-in-kind bond. The rate shown is the coupon rate of 11.0% and the payment in kind rate of 4.0%.
(e)	Security has been fair valued using significant unobservable inputs in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of such securities is $6,204,199 as of October 31, 2020, representing 2.8% of net assets.
(f)	The rate shown is the annualized yield at the time of purchase, not a coupon rate.
(g)	The rate shown is the 7-day effective yield as of October 31, 2020.

See accompanying notes to Schedules of Investments.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS

October 31, 2020 (Unaudited)

1. Securities Valuation

Securities held by Eubel Brady & Suttman Income and Appreciation Fund and Eubel Brady & Suttman Income Fund (individually, a “Fund” and collectively, the “Funds”) that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are generally valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. The Funds typically use an independent pricing service to determine the value of their fixed income securities. The pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of fixed income securities without regard to sale or bid prices. Commercial paper may be valued at amortized cost, which under normal circumstances approximates market value.

If Eubel Brady & Suttman Asset Management, Inc. (the “Adviser”), the investment adviser to the Funds, determines that a price provided by the pricing service does not accurately reflect the market value of the securities, or when prices are not readily available from the pricing service, securities are valued at fair value as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”) of Eubel Brady & Suttman Mutual Fund Trust.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

Certain fixed income securities held by the Funds are classified as Level 2 since the values are typically provided by an independent pricing service that utilizes various “other significant observable inputs” as discussed above. Other fixed income securities (including certain corporate bonds and bank debt) and warrants held by the Funds, are classified as Level 3 since the values for these securities are based on prices derived from one or more significant inputs that are unobservable. The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments as of October 31, 2020 by security type:

Eubel Brady & Suttman Income and Appreciation Fund:
	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$50,485,469	$2,264,810	$52,750,279
Convertible Corporate Bonds	-	9,649,904	-	9,649,904
Bank Debt	-	466,756	757,678	1,224,434
Common Stocks	3,295,454	-	-	3,295,454
Warrants	6,148	-	10	6,158
Commercial Paper	-	23,998,852	-	23,998,852
Money Market Funds	11,132,091	-	-	11,132,091
Total	$14,433,693	$84,600,981	$3,022,498	$102,057,172

Eubel Brady & Suttman Income Fund:
	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$124,959,683	$4,941,403	$129,901,086
Bank Debt	-	-	1,262,796	1,262,796
Commercial Paper	-	44,998,125	-	44,998,125
Money Market Funds	45,201,021	-	-	45,201,021
Total	$45,201,021	$169,957,808	$6,204,199	$221,363,028

The following is a reconciliation of Level 3 investments of the Funds for which significant unobservable inputs were used to determine fair value for the period ended October 31, 2020:

EBS Income and Appreciation Fund
Investments in Securities	Value as of July 31, 2020	Purchases	Sales	Realized gain (loss)	Net change in unrealized appreciation (depreciation)	Value as of October 31, 2020
Corporate Bonds	$2,311,310	$22,280	$-	$-	$(68,780)	$2,264,810
Bank Debt	833,528	26,272	(100,124)	-	(1,998)	757,678
Warrants	10	-	-	-	-	10
Total	$3,144,848	$48,552	$(100,124)	$-	$(70,778)	$3,022,498

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

EBS Income Fund
Investments in Securities	Value as of July 31, 2020	Purchases	Sales	Realized gain (loss)	Net change in unrealized appreciation (depreciation)	Value as of October 31, 2020
Corporate Bonds	$5,042,859	$48,610	$-	$-	$(150,066)	$4,941,403
Bank Debt	1,389,214	43,787	(166,873)	-	(3,332)	1,262,796
Total	$6,432,073	$92,397	$(166,873)	$-	$(153,398)	$6,204,199

The following table summarizes the valuation techniques used and unobservable inputs developed by the Adviser in conformity with guidelines adopted by and subject to review by the Board to determine the fair value of the Level 3 investments.

EBS Income & Appreciation Fund
	Fair Value at October 31, 2020	Valuation Technique	Unobservable Input[1]	Value/Range	Weighted Average of Unobservable Inputs
Corporate Bonds	$2,264,810	Management's Estimate of Future Cash Flows	Discount Rate[2]	15.02%	N/A
Bank Debt	$757,678	DCF Model	Discount Rate[2]	3.18%	N/A
Warrants	$10	Management's Estimate of Future Cash Flows	N/A	N/A	N/A

EBS Income Fund
	Fair Value at October 31, 2020	Valuation Technique	Unobservable Input[1]	Value/Range	Weighted Average of Unobservable Inputs

Corporate Bonds	$4,941,403	Management's Estimate of Future Cash Flows	Discount Rate[2]	15.02%	N/A
Bank Debt	$1,262,796	DCF Model	Discount Rate[2]	3.18%	N/A
DCF - Discounted Cash Flow
[1] Significant increases and decreases in the unobservable inputs used to determine fair value of Level 3 assets could result in significantly higher or lower fair value measurements. An increase to the unobservable input would result in a decrease to the fair value. A decrease to the unobservable input would have the opposite effect.
[2] The Discount Rate used is determined by the Adviser by employing a reference benchmark, adjusted by a credit spread.

There were no derivative instruments held by the Funds as of or during the period ended October 31, 2020.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3. Federal Income Tax Information

The following information is computed on a tax basis for each item as of October 31, 2020:

	EBS
	Income and	EBS
	Appreciation	Income
	Fund	Fund
Tax cost of portfolio investments	$101,819,637	$221,151,483
Gross unrealized appreciation	$3,674,046	$2,779,539
Gross unrealized depreciation	(3,436,511)	(2,567,994)
Net unrealized appreciation	$237,535	$211,545

The difference between federal income tax cost of portfolio investments and the Schedule of Investments cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulation and GAAP. These “book/tax” differences are temporary in nature and are primarily due to basis adjustments related to the Fund’s holdings in convertible bonds and warrants and the differing methods in the amortization of premiums on fixed income securities.